JPMorgan Diversified Return U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 0.2%
Moog, Inc., Class A	3,729	721,860
National Presto Industries, Inc.	2,927	282,309
		1,004,169
Automobiles & Parts — 0.4%
Dorman Products, Inc. *	3,717	448,344
Phinia, Inc.	33,174	1,681,922
		2,130,266
Banks — 5.5%
1st Source Corp.	6,207	371,303
Ameris Bancorp	23,256	1,589,548
Axos Financial, Inc. *	18,293	1,579,601
BancFirst Corp.	1,781	221,770
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	31,236	1,421,550
Cathay General Bancorp	22,559	1,020,118
City Holding Co.	2,714	331,379
Community Trust Bancorp, Inc.	5,898	318,374
First BanCorp (Puerto Rico)	43,488	905,855
First Busey Corp.	11,842	264,313
First Commonwealth Financial Corp.	23,288	384,485
First Financial Bancorp	25,757	624,350
First Financial Corp.	5,131	274,765
First Merchants Corp.	9,346	356,270
Fulton Financial Corp.	46,466	834,065
Hancock Whitney Corp.	17,259	1,030,707
Home BancShares, Inc.	44,984	1,266,749
Hope Bancorp, Inc.	66,554	664,874
International Bancshares Corp.	16,066	1,095,380
NBT Bancorp, Inc.	19,636	812,538
Northwest Bancshares, Inc.	63,726	745,594
OceanFirst Financial Corp.	27,801	466,501
OFG Bancorp (Puerto Rico)	29,115	1,240,881
Old National Bancorp	68,560	1,447,302
Pathward Financial, Inc.	7,923	599,177
Renasant Corp.	20,784	761,526
Republic Bancorp, Inc., Class A	4,088	281,500
Simmons First National Corp., Class A	32,932	631,306
TrustCo Bank Corp.	10,879	365,099
Trustmark Corp.	13,262	494,010
UMB Financial Corp.	5,863	644,871
United Bankshares, Inc.	39,204	1,392,526
WaFd, Inc.	32,521	946,524
WesBanco, Inc.	22,057	664,577
		26,049,388
Beverages — 0.8%
MGP Ingredients, Inc.	31,812	899,643

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Beverages — continued
National Beverage Corp. *	26,609	1,219,225
Vita Coco Co., Inc. (The) *	42,134	1,485,645
		3,604,513
Chemicals — 3.3%
AdvanSix, Inc.	27,546	554,225
American Vanguard Corp. *	41,090	158,607
Avient Corp.	34,612	1,092,701
Balchem Corp.	8,570	1,306,668
Cabot Corp.	16,909	1,220,492
Ecovyst, Inc. *	128,377	1,105,326
Hawkins, Inc.	10,325	1,685,866
Ingevity Corp. *	27,299	1,140,825
Innospec, Inc.	12,419	992,278
Intrepid Potash, Inc. *	26,200	871,936
LSB Industries, Inc. *	104,590	808,481
Orion SA (Germany)	40,062	388,601
Quaker Chemical Corp.	8,159	933,553
Rayonier Advanced Materials, Inc. *	116,115	445,882
Sensient Technologies Corp.	14,896	1,672,672
Stepan Co.	17,189	872,685
Tronox Holdings plc	93,073	296,903
		15,547,701
Construction & Materials — 4.0%
American Woodmark Corp. *	3,831	201,549
Arcosa, Inc.	15,685	1,347,028
Argan, Inc.	6,439	1,577,426
Atkore, Inc.	9,870	760,187
BlueLinx Holdings, Inc. *	4,108	300,993
Boise Cascade Co.	11,439	958,703
CSW Industrials, Inc.	4,187	1,086,443
Exponent, Inc.	6,570	453,067
GMS, Inc. *	15,544	1,704,244
Granite Construction, Inc.	15,738	1,486,769
Griffon Corp.	14,119	1,147,451
Installed Building Products, Inc.	6,183	1,250,759
Masterbrand, Inc. *	31,121	343,265
Mueller Water Products, Inc., Class A	15,209	376,575
Patrick Industries, Inc.	15,381	1,495,648
Primoris Services Corp.	19,009	1,790,077
Sterling Infrastructure, Inc. *	7,018	1,877,947
Tutor Perini Corp. *	17,158	826,158
		18,984,289
Consumer Services — 2.1%
Adtalem Global Education, Inc. *	11,411	1,303,935
Carriage Services, Inc.	11,463	514,918
Cars.com, Inc. *	17,603	226,551

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Consumer Services — continued
Frontdoor, Inc. *	8,523	498,596
Graham Holdings Co., Class B	1,193	1,138,337
Laureate Education, Inc., Class A *	63,482	1,434,693
OPENLANE, Inc. *	26,652	656,705
Perdoceo Education Corp.	43,935	1,264,449
PROG Holdings, Inc.	13,940	443,850
Strategic Education, Inc.	10,622	787,568
Stride, Inc. *	8,331	1,068,284
Upbound Group, Inc.	26,355	543,835
		9,881,721
Electricity — 2.0%
ALLETE, Inc.	21,796	1,437,010
Hawaiian Electric Industries, Inc. *	96,683	1,036,442
MGE Energy, Inc.	15,721	1,335,342
Northwestern Energy Group, Inc.	27,212	1,461,284
NuScale Power Corp. * (a)	36,584	1,836,883
Portland General Electric Co.	32,904	1,353,012
TXNM Energy, Inc.	21,102	1,198,383
		9,658,356
Electronic & Electrical Equipment — 1.0%
Badger Meter, Inc.	5,910	1,115,572
Belden, Inc.	10,338	1,278,294
EnerSys	6,475	598,096
Watts Water Technologies, Inc., Class A	5,986	1,570,247
		4,562,209
Finance & Credit Services — 1.2%
Enact Holdings, Inc.	26,233	911,859
Enova International, Inc. *	14,987	1,567,041
Federal Agricultural Mortgage Corp., Class C	2,357	406,040
Navient Corp.	25,076	324,483
PennyMac Financial Services, Inc.	13,672	1,273,410
Radian Group, Inc.	41,393	1,349,826
		5,832,659
Food Producers — 3.6%
Andersons, Inc. (The)	27,154	975,372
B&G Foods, Inc. (a)	214,098	877,802
Cal-Maine Foods, Inc.	14,684	1,631,980
Dole plc	79,353	1,129,987
Fresh Del Monte Produce, Inc.	42,443	1,595,432
Herbalife Ltd. *	122,388	1,125,970
J & J Snack Foods Corp.	8,166	921,860
John B Sanfilippo & Son, Inc.	9,884	625,756
Marzetti Co. (The)	6,511	1,157,395
Medifast, Inc. * (a)	48,463	667,335
Nature's Sunshine Products, Inc. *	12,754	178,683
Simply Good Foods Co. (The) *	37,890	1,154,129

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — continued
SunOpta, Inc. (Canada) *	137,884	803,864
TreeHouse Foods, Inc. *	25,500	490,110
USANA Health Sciences, Inc. *	4,562	134,077
Utz Brands, Inc.	67,453	878,913
Vital Farms, Inc. *	30,267	1,125,932
WK Kellogg Co. (a)	59,796	1,378,298
		16,852,895
Gas, Water & Multi-utilities — 3.6%
American States Water Co.	12,142	893,530
Aris Water Solutions, Inc., Class A	44,699	950,748
Avista Corp.	37,033	1,381,331
Black Hills Corp.	24,535	1,417,632
Brookfield Infrastructure Corp., Class A (Canada)	34,586	1,350,237
California Water Service Group	19,904	905,035
Chesapeake Utilities Corp.	11,171	1,339,180
Consolidated Water Co. Ltd., Class D	15,109	439,521
Excelerate Energy, Inc., Class A	37,643	965,919
Middlesex Water Co.	6,814	351,602
New Jersey Resources Corp.	30,889	1,418,114
Northwest Natural Holding Co.	32,328	1,290,534
ONE Gas, Inc.	19,496	1,417,359
Southwest Gas Holdings, Inc.	19,786	1,546,078
Spire, Inc.	19,500	1,452,165
		17,118,985
General Industrials — 1.3%
Apogee Enterprises, Inc.	19,120	802,849
AZZ, Inc.	11,667	1,277,536
Greif, Inc., Class A	12,653	802,580
HB Fuller Co.	8,009	450,106
Kronos Worldwide, Inc.	19,100	102,185
Myers Industries, Inc.	9,804	143,628
Otter Tail Corp.	17,245	1,330,969
Standex International Corp.	6,270	1,032,920
TriMas Corp.	4,471	159,749
		6,102,522
Health Care Providers — 3.3%
Addus HomeCare Corp. *	8,842	944,149
Astrana Health, Inc. *	20,742	494,904
BrightSpring Health Services, Inc. *	26,778	552,966
CorVel Corp. *	13,390	1,186,354
Ensign Group, Inc. (The)	9,547	1,432,050
Healthcare Services Group, Inc. *	19,033	247,619
HealthEquity, Inc. *	13,861	1,344,517
LifeMD, Inc. *	39,841	414,745
National HealthCare Corp.	4,704	451,725
Nutex Health, Inc. * (a)	6,630	562,290

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
Option Care Health, Inc. *	43,822	1,286,176
Pediatrix Medical Group, Inc. *	66,922	819,795
Pennant Group, Inc. (The) *	16,357	362,635
Premier, Inc., Class A	49,917	1,072,217
RadNet, Inc. *	19,631	1,074,405
Select Medical Holdings Corp.	55,456	820,194
Surgery Partners, Inc. *	39,111	858,486
US Physical Therapy, Inc.	9,771	714,749
Waystar Holding Corp. *	24,480	905,270
		15,545,246
Household Goods & Home Construction — 3.3%
Central Garden & Pet Co., Class A *	24,473	869,281
Century Communities, Inc.	6,589	370,895
CompX International, Inc.	3,775	87,958
Ethan Allen Interiors, Inc.	42,250	1,257,782
Green Brick Partners, Inc. *	15,647	969,175
HNI Corp.	29,186	1,501,328
Hovnanian Enterprises, Inc., Class A *	1,255	149,935
Interface, Inc.	65,331	1,347,125
KB Home	18,293	1,010,871
La-Z-Boy, Inc.	36,473	1,311,934
M/I Homes, Inc. *	9,199	1,105,628
Meritage Homes Corp.	11,583	779,999
MillerKnoll, Inc.	27,900	529,542
Steelcase, Inc., Class A	81,922	846,254
Taylor Morrison Home Corp. *	22,781	1,350,458
Tri Pointe Homes, Inc. *	29,588	911,310
Worthington Enterprises, Inc.	23,412	1,450,842
		15,850,317
Industrial Engineering — 0.7%
Albany International Corp., Class A	8,298	449,668
Enpro, Inc.	7,509	1,594,987
Franklin Electric Co., Inc.	14,226	1,336,533
Hillenbrand, Inc.	4,010	83,047
Tennant Co.	867	71,562
		3,535,797
Industrial Materials — 1.9%
Clearwater Paper Corp. *	43,925	990,948
Koppers Holdings, Inc.	27,913	917,221
Materion Corp.	12,286	1,293,716
Mativ Holdings, Inc.	62,729	415,266
Minerals Technologies, Inc.	18,852	1,096,244
Perimeter Solutions, Inc. *	105,226	1,697,295
Sylvamo Corp.	24,729	1,139,265

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Materials — continued
Tredegar Corp. *	15,060	131,173
UFP Industries, Inc.	12,270	1,202,460
		8,883,588
Industrial Metals & Mining — 2.5%
ASP Isotopes, Inc. * (a)	171,919	1,559,305
Century Aluminum Co. *	57,143	1,210,289
Commercial Metals Co.	26,888	1,394,412
Compass Minerals International, Inc. *	26,161	521,389
Constellium SE *	77,189	1,058,261
Kaiser Aluminum Corp.	13,654	1,055,591
Metallus, Inc. *	42,961	678,784
Olympic Steel, Inc.	16,755	521,081
Piedmont Lithium, Inc. * (a)	27,137	198,100
Ryerson Holding Corp.	57,624	1,187,054
United States Antimony Corp. * (a)	83,404	255,216
Uranium Energy Corp. *	198,234	1,718,689
Worthington Steel, Inc.	16,395	500,375
		11,858,546
Industrial Support Services — 2.1%
ABM Industries, Inc.	22,359	1,031,421
ASGN, Inc. *	9,200	461,288
CoreCivic, Inc., REIT *	67,918	1,361,077
CRA International, Inc.	7,331	1,295,094
Cross Country Healthcare, Inc. *	11,386	153,142
Donnelley Financial Solutions, Inc. *	6,033	319,508
DXP Enterprises, Inc. *	2,687	304,330
EVERTEC, Inc. (Puerto Rico)	17,976	649,832
Heidrick & Struggles International, Inc.	7,790	346,889
Korn Ferry	12,310	872,410
Maximus, Inc.	15,954	1,178,362
Pitney Bowes, Inc.	87,893	998,464
Resources Connection, Inc.	3,000	15,180
Target Hospitality Corp. *	24,216	183,799
TriNet Group, Inc.	11,313	767,135
UniFirst Corp.	543	92,869
		10,030,800
Industrial Transportation — 2.9%
ArcBest Corp.	10,548	771,375
Ardmore Shipping Corp. (Ireland)	38,655	420,566
Costamare Bulkers Holdings Ltd. (Monaco) *	6,616	59,544
Costamare, Inc. (Monaco)	50,450	509,041
DHT Holdings, Inc.	110,272	1,222,917
Dorian LPG Ltd.	29,306	843,720
Federal Signal Corp.	14,305	1,810,584
FLEX LNG Ltd. (Norway) (a)	14,976	375,448
GATX Corp.	9,285	1,417,727

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — continued
Genco Shipping & Trading Ltd.	29,479	469,600
Hub Group, Inc., Class A	8,651	302,958
International Seaways, Inc.	21,217	846,558
Matson, Inc.	10,789	1,152,049
McGrath RentCorp	7,839	978,229
Nordic American Tankers Ltd.	70,009	195,325
Scorpio Tankers, Inc. (Monaco)	18,150	820,562
Teekay Corp. Ltd. (Bermuda)	54,324	391,133
Teekay Tankers Ltd., Class A (Canada)	23,106	978,539
Tingo Group, Inc. * (a)	827,098	19,850
Wabash National Corp.	17,615	175,445
		13,761,170
Investment Banking & Brokerage Services — 1.0%
Acadian Asset Management, Inc.	5,665	236,740
Artisan Partners Asset Management, Inc., Class A	17,011	769,748
Cohen & Steers, Inc.	4,619	339,774
Moelis & Co., Class A	23,645	1,658,460
StoneX Group, Inc. *	9,352	909,389
Victory Capital Holdings, Inc., Class A	14,151	975,145
		4,889,256
Leisure Goods — 0.6%
Camping World Holdings, Inc., Class A	6,924	95,828
LCI Industries	6,889	654,455
Smith & Wesson Brands, Inc.	100,587	799,667
Sturm Ruger & Co., Inc.	18,432	629,637
Winnebago Industries, Inc.	17,517	520,605
		2,700,192
Life Insurance — 0.9%
CNO Financial Group, Inc.	37,139	1,368,201
Genworth Financial, Inc., Class A *	151,950	1,194,327
Jackson Financial, Inc., Class A	17,187	1,504,893
		4,067,421
Media — 0.4%
Gray Media, Inc.	47,087	212,362
Scholastic Corp.	6,915	170,593
TEGNA, Inc.	81,298	1,357,677
		1,740,632
Medical Equipment & Services — 2.3%
AdaptHealth Corp. *	35,708	320,301
Anika Therapeutics, Inc. *	4,617	38,113
Avanos Medical, Inc. *	14,141	157,955
CONMED Corp.	10,934	559,274
Fulgent Genetics, Inc. *	14,226	244,403
Haemonetics Corp. *	12,316	911,877
ICU Medical, Inc. *	7,271	933,669

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Integer Holdings Corp. *	11,473	1,244,935
Lantheus Holdings, Inc. *	12,637	899,628
LeMaitre Vascular, Inc.	11,575	940,353
Merit Medical Systems, Inc. *	14,756	1,252,194
Myriad Genetics, Inc. *	17,648	67,768
NeoGenomics, Inc. *	26,310	127,340
Omnicell, Inc. *	26,777	830,355
OraSure Technologies, Inc. *	103,223	328,249
Owens & Minor, Inc. *	32,303	223,860
STAAR Surgical Co. *	7,086	126,946
Surmodics, Inc. *	2,877	103,284
UFP Technologies, Inc. *	5,159	1,167,946
Varex Imaging Corp. *	39,109	284,714
		10,763,164
Mortgage Real Estate Investment Trusts — 1.0%
Ares Commercial Real Estate Corp. (a)	63,739	284,913
Chimera Investment Corp.	17,563	234,817
Ellington Financial, Inc.	97,886	1,242,173
Ladder Capital Corp.	75,649	826,087
MFA Financial, Inc.	82,832	752,943
PennyMac Mortgage Investment Trust	60,817	717,033
Redwood Trust, Inc.	45,738	249,730
Safehold, Inc.	14,982	209,598
TPG RE Finance Trust, Inc.	4,049	35,226
		4,552,520
Non-life Insurance — 1.0%
Employers Holdings, Inc.	18,146	749,067
Essent Group Ltd.	24,322	1,361,789
Horace Mann Educators Corp.	5,882	250,161
NMI Holdings, Inc., Class A *	32,588	1,216,184
Safety Insurance Group, Inc.	3,473	244,326
Stewart Information Services Corp.	11,905	772,992
		4,594,519
Non-Renewable Energy — 6.2%
Alpha Metallurgical Resources, Inc. *	5,488	647,968
Archrock, Inc.	56,980	1,331,053
Berry Corp.	69,333	209,386
Cactus, Inc., Class A	24,026	1,016,540
California Resources Corp.	20,259	976,079
CNX Resources Corp. *	41,554	1,259,502
Comstock Resources, Inc. *	55,252	987,353
Core Natural Resources, Inc.	19,145	1,413,092
Crescent Energy Co., Class A	50,261	464,412
DNOW, Inc. *	62,322	969,730
Gulfport Energy Corp. *	7,195	1,252,865
Hallador Energy Co. *	29,439	519,304

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Helix Energy Solutions Group, Inc. *	126,339	749,190
Kinetik Holdings, Inc.	21,307	924,298
Kodiak Gas Services, Inc.	27,283	882,059
Liberty Energy, Inc.	55,958	690,522
Magnolia Oil & Gas Corp., Class A	51,976	1,238,068
MRC Global, Inc. *	73,327	1,076,440
Murphy Oil Corp.	26,569	659,177
Northern Oil & Gas, Inc.	20,486	576,886
NPK International, Inc. *	33,105	298,607
Patterson-UTI Energy, Inc.	86,430	510,801
Peabody Energy Corp.	51,802	836,602
ProPetro Holding Corp. *	49,156	263,476
Ramaco Resources, Inc., Class A (a)	49,537	1,008,078
RPC, Inc.	134,941	627,476
SandRidge Energy, Inc.	35,846	372,440
Select Water Solutions, Inc.	98,622	949,730
Sitio Royalties Corp.	37,181	675,579
SM Energy Co.	35,532	980,328
Solaris Energy Infrastructure, Inc., Class A	51,235	1,673,848
SunCoke Energy, Inc.	116,583	861,548
VAALCO Energy, Inc.	87,092	323,982
Warrior Met Coal, Inc.	24,947	1,281,777
World Kinect Corp.	36,354	991,374
		29,499,570
Personal Care, Drug & Grocery Stores — 2.8%
ACCO Brands Corp.	110,702	415,132
Chefs' Warehouse, Inc. (The) *	22,773	1,561,317
Edgewell Personal Care Co.	41,493	1,046,868
Energizer Holdings, Inc.	46,526	1,047,765
Honest Co., Inc. (The) *	205,006	945,078
Ingles Markets, Inc., Class A	15,403	969,311
Natural Grocers by Vitamin Cottage, Inc.	16,192	613,515
Nu Skin Enterprises, Inc., Class A	98,633	826,545
SpartanNash Co.	43,945	1,166,300
Spectrum Brands Holdings, Inc.	18,094	968,210
United Natural Foods, Inc. *	65,416	1,808,098
WD-40 Co.	5,104	1,094,298
Weis Markets, Inc.	12,665	917,073
		13,379,510
Personal Goods — 1.4%
G-III Apparel Group Ltd. *	17,568	414,605
Interparfums, Inc.	5,383	649,190
Kontoor Brands, Inc.	22,659	1,261,200
Movado Group, Inc.	27,045	419,468
Oxford Industries, Inc.	9,222	352,096
Signet Jewelers Ltd.	15,750	1,245,825

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Goods — continued
Steven Madden Ltd.	27,728	665,610
Wolverine World Wide, Inc.	76,372	1,724,480
		6,732,474
Pharmaceuticals & Biotechnology — 0.00% ^
OmniAb Operations, Inc. ‡ *	1,382	—
OmniAb, Inc. ‡ *	1,382	—
		—
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.3%
ADMA Biologics, Inc. *	29,272	547,386
Alkermes plc *	32,226	853,667
Amphastar Pharmaceuticals, Inc. *	24,367	510,489
ANI Pharmaceuticals, Inc. *	15,225	964,504
Arcellx, Inc. *	16,248	1,159,945
Arcturus Therapeutics Holdings, Inc. *	10,500	128,205
Aurinia Pharmaceuticals, Inc. (Canada) *	83,793	774,666
Castle Biosciences, Inc. *	12,719	192,693
Catalyst Pharmaceuticals, Inc. *	59,734	1,274,126
Collegium Pharmaceutical, Inc. *	38,233	1,141,637
Dynavax Technologies Corp. *	73,715	809,391
Harmony Biosciences Holdings, Inc. *	16,156	568,368
Innoviva, Inc. *	64,367	1,169,548
Ironwood Pharmaceuticals, Inc. *	37,491	28,643
Ligand Pharmaceuticals, Inc. *	11,235	1,478,301
Niagen Bioscience, Inc. *	31,207	291,785
Pacira BioSciences, Inc. *	7,663	161,613
PDL BioPharma, Inc. ‡ *	22,361	4,696
Prestige Consumer Healthcare, Inc. *	16,431	1,215,072
Protagonist Therapeutics, Inc. *	20,933	1,127,451
Supernus Pharmaceuticals, Inc. *	31,135	1,092,839
Vanda Pharmaceuticals, Inc. *	28,871	122,991
		15,618,016
Precious Metals & Mining — 1.0%
Coeur Mining, Inc. *	150,953	1,311,781
Hecla Mining Co.	158,536	909,997
Novagold Resources, Inc. (Canada) *	125,251	650,053
Perpetua Resources Corp. *	38,292	578,209
SSR Mining, Inc. (Canada) *	110,360	1,318,802
		4,768,842
Real Estate Investment & Services — 1.6%
Compass, Inc., Class A *	160,541	1,274,696
Cushman & Wakefield plc *	81,632	995,094
DigitalBridge Group, Inc.	4,216	45,280
eXp World Holdings, Inc. (a)	17,534	189,016
GEO Group, Inc. (The), REIT *	57,186	1,482,261
HA Sustainable Infrastructure Capital, Inc., REIT	33,071	858,854
Marcus & Millichap, Inc.	3,088	96,222

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment & Services — continued
Newmark Group, Inc., Class A	103,246	1,566,242
St. Joe Co. (The)	25,826	1,304,213
		7,811,878
Real Estate Investment Trusts — 10.9%
Acadia Realty Trust	63,253	1,184,096
Alexander & Baldwin, Inc.	49,359	887,475
American Assets Trust, Inc.	47,551	904,896
American Healthcare REIT, Inc.	38,448	1,485,631
Apartment Investment and Management Co., Class A	17,409	146,410
Apple Hospitality REIT, Inc.	82,780	972,665
Brandywine Realty Trust	219,652	878,608
Broadstone Net Lease, Inc.	83,079	1,349,203
CareTrust REIT, Inc.	49,368	1,569,902
Community Healthcare Trust, Inc.	15,951	245,167
COPT Defense Properties	49,236	1,343,158
CTO Realty Growth, Inc.	24,895	411,016
Curbline Properties Corp.	51,012	1,127,365
DiamondRock Hospitality Co.	125,378	967,918
Douglas Emmett, Inc.	78,172	1,185,088
Easterly Government Properties, Inc.	34,259	753,698
Elme Communities	57,249	863,315
Empire State Realty Trust, Inc., Class A	134,547	974,120
Essential Properties Realty Trust, Inc.	44,146	1,346,012
Four Corners Property Trust, Inc.	48,969	1,235,978
Getty Realty Corp.	43,731	1,215,284
Global Net Lease, Inc.	102,625	717,349
Independence Realty Trust, Inc.	70,558	1,183,258
Innovative Industrial Properties, Inc.	14,235	735,950
InvenTrust Properties Corp.	33,897	934,540
JBG SMITH Properties (a)	33,639	712,474
Kite Realty Group Trust	59,360	1,304,733
LTC Properties, Inc.	39,512	1,344,988
LXP Industrial Trust	114,712	890,165
Macerich Co. (The)	79,805	1,333,542
National Health Investors, Inc.	19,851	1,386,791
Outfront Media, Inc.	83,733	1,467,839
Paramount Group, Inc. *	145,126	888,171
Pebblebrook Hotel Trust	62,863	630,516
Phillips Edison & Co., Inc.	37,592	1,270,234
Piedmont Realty Trust, Inc., Class A	137,293	1,037,935
PotlatchDeltic Corp.	30,395	1,242,852
RLJ Lodging Trust	115,785	856,809
Ryman Hospitality Properties, Inc.	13,457	1,279,222
Sabra Health Care REIT, Inc.	77,715	1,401,201
Sila Realty Trust, Inc.	13,593	332,213
SITE Centers Corp.	81,668	879,564
SL Green Realty Corp.	19,474	1,114,887

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Summit Hotel Properties, Inc.	88,295	460,900
Sunstone Hotel Investors, Inc.	118,963	1,040,926
Tanger, Inc.	42,632	1,279,813
Terreno Realty Corp.	20,484	1,136,657
UMH Properties, Inc.	13,962	227,301
Uniti Group, Inc. *	150,416	800,213
Urban Edge Properties	70,677	1,393,750
Whitestone	49,189	599,614
Xenia Hotels & Resorts, Inc.	67,423	856,946
		51,788,358
Renewable Energy — 0.8%
American Superconductor Corp. *	35,434	2,014,423
NEXTracker, Inc., Class A *	9,351	544,789
REX American Resources Corp. *	20,397	1,066,355
		3,625,567
Retailers — 2.0%
Abercrombie & Fitch Co., Class A *	2,627	252,245
Academy Sports & Outdoors, Inc.	18,395	934,282
American Eagle Outfitters, Inc. (a)	62,055	670,194
Asbury Automotive Group, Inc. *	2,819	626,156
Buckle, Inc. (The)	30,852	1,523,163
Caleres, Inc.	6,585	90,412
Global Industrial Co.	3,038	103,474
Group 1 Automotive, Inc.	3,256	1,341,960
Haverty Furniture Cos., Inc.	33,903	699,419
Liquidity Services, Inc. *	15,771	376,612
PriceSmart, Inc.	4,033	433,548
Shoe Carnival, Inc.	33,595	687,354
Urban Outfitters, Inc. *	20,801	1,565,899
Zumiez, Inc. *	6,866	94,133
		9,398,851
Software & Computer Services — 4.3%
A10 Networks, Inc.	66,271	1,220,712
Agilysys, Inc. *	11,977	1,366,336
Alarm.com Holdings, Inc. *	10,335	564,601
Blackbaud, Inc. *	6,686	450,770
Box, Inc., Class A *	31,895	1,023,829
Cargurus, Inc. *	38,200	1,253,724
Clear Secure, Inc., Class A (a)	38,048	1,118,992
Commvault Systems, Inc. *	7,810	1,483,509
Consensus Cloud Solutions, Inc. *	3,386	68,329
CSG Systems International, Inc.	15,423	963,321
ePlus, Inc. *	13,446	871,032
EverQuote, Inc., Class A *	15,123	371,875
Grindr, Inc. (Singapore) *	54,086	945,423
Mitek Systems, Inc. *	26,594	239,878

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
NetScout Systems, Inc. *	37,921	812,268
OneSpan, Inc.	24,523	361,714
Progress Software Corp.	20,868	1,003,333
Q2 Holdings, Inc. *	16,586	1,346,783
Qualys, Inc. *	7,953	1,058,306
Simulations Plus, Inc. *	26,204	341,176
SPS Commerce, Inc. *	8,676	944,513
Verint Systems, Inc. *	8,894	189,264
Viant Technology, Inc., Class A *	18,633	270,179
Workiva, Inc. *	13,666	872,301
Yelp, Inc. *	37,421	1,288,405
		20,430,573
Technology Hardware & Equipment — 5.3%
Adeia, Inc.	78,744	1,019,735
Advanced Energy Industries, Inc.	11,528	1,601,470
Alpha & Omega Semiconductor Ltd. *	2,357	60,033
Axcelis Technologies, Inc. *	5,211	352,732
Benchmark Electronics, Inc.	35,994	1,385,769
Cohu, Inc. *	967	17,271
CTS Corp.	21,405	838,862
Diodes, Inc. *	16,067	793,228
Fabrinet (Thailand) *	5,892	1,907,417
FormFactor, Inc. *	23,683	672,834
Ichor Holdings Ltd. *	13,270	262,613
Impinj, Inc. *	7,627	1,178,982
Insight Enterprises, Inc. *	6,967	826,147
Kulicke & Soffa Industries, Inc. (Singapore)	25,646	840,163
Methode Electronics, Inc.	33,250	218,120
Novanta, Inc. *	9,037	1,111,732
PC Connection, Inc.	12,594	775,664
Photronics, Inc. *	49,161	1,000,918
Plexus Corp. *	10,816	1,379,040
Power Integrations, Inc.	15,490	751,575
Rambus, Inc. *	19,570	1,446,810
Sanmina Corp. *	16,385	1,901,315
ScanSource, Inc. *	20,952	813,776
Synaptics, Inc. *	3,306	207,286
TTM Technologies, Inc. *	39,804	1,880,739
Ultra Clean Holdings, Inc. *	29,751	669,992
Vishay Intertechnology, Inc.	46,959	769,658
Xerox Holdings Corp.	59,034	239,088
		24,922,969
Telecommunications Equipment — 3.4%
ADTRAN Holdings, Inc. *	87,490	812,782
Applied Optoelectronics, Inc. *	7,112	162,651
Aviat Networks, Inc. *	9,738	210,341
Calix, Inc. *	25,086	1,422,125

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — continued
Clearfield, Inc. *	30,413	1,332,394
CommScope Holding Co., Inc. *	239,320	1,962,424
Digi International, Inc. *	39,955	1,302,933
EchoStar Corp., Class A *	53,359	1,738,970
Extreme Networks, Inc. *	80,046	1,413,612
Harmonic, Inc. *	106,676	907,813
InterDigital, Inc. (a)	6,513	1,681,657
NETGEAR, Inc. *	50,636	1,177,287
Powerfleet, Inc. NJ *	162,239	658,690
Ribbon Communications, Inc. *	1,005	3,779
Viavi Solutions, Inc. *	128,983	1,296,279
		16,083,737
Telecommunications Service Providers — 2.5%
8x8, Inc. *	306,214	594,055
Anterix, Inc. *	5,924	131,572
Cable One, Inc.	6,778	867,448
Cogent Communications Holdings, Inc.	8,407	383,275
fuboTV, Inc. * (a)	338,553	1,347,441
Globalstar, Inc. *	49,091	1,153,148
Gogo, Inc. *	96,638	1,532,679
IDT Corp., Class B	25,168	1,482,647
Liberty Latin America Ltd., Class C (Puerto Rico) *	119,426	852,702
Lumen Technologies, Inc. *	264,256	1,175,939
Shenandoah Telecommunications Co.	23,482	344,716
Telephone and Data Systems, Inc.	41,768	1,630,623
WideOpenWest, Inc. *	47,803	161,096
Xperi, Inc. *	40,022	240,932
		11,898,273
Tobacco — 0.6%
Turning Point Brands, Inc.	18,472	1,532,067
Universal Corp.	22,974	1,251,394
		2,783,461
Travel & Leisure — 0.6%
Biglari Holdings, Inc., Class B *	241	74,305
Brightstar Lottery plc	29,526	438,166
Monarch Casino & Resort, Inc.	4,313	444,067
SkyWest, Inc. *	14,722	1,707,163
		2,663,701
Waste & Disposal Services — 0.3%
Casella Waste Systems, Inc., Class A *	12,199	1,326,397
Total Common Stocks (Cost $460,682,838)		472,835,018
Short-Term Investments — 2.3%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (b) (c)(Cost $433,856)	433,856	433,856

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 2.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (b) (c)(Cost $10,610,854)	10,610,854	10,610,854
Total Short-Term Investments (Cost $11,044,710)		11,044,710
Total Investments — 102.2% (Cost $471,727,548)		483,879,728
Liabilities in Excess of Other Assets — (2.2)%		(10,300,796)
NET ASSETS — 100.0%		473,578,932

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $9,778,558.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	5	09/19/2025	USD	555,150	4,539

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$1,004,169	$—	$—	$1,004,169
Automobiles & Parts	2,130,266	—	—	2,130,266
Banks	26,049,388	—	—	26,049,388
Beverages	3,604,513	—	—	3,604,513
Chemicals	15,547,701	—	—	15,547,701
Construction & Materials	18,984,289	—	—	18,984,289
Consumer Services	9,881,721	—	—	9,881,721
Electricity	9,658,356	—	—	9,658,356
Electronic & Electrical Equipment	4,562,209	—	—	4,562,209
Finance & Credit Services	5,832,659	—	—	5,832,659
Food Producers	16,852,895	—	—	16,852,895
Gas, Water & Multi-utilities	17,118,985	—	—	17,118,985
General Industrials	6,102,522	—	—	6,102,522
Health Care Providers	15,545,246	—	—	15,545,246
Household Goods & Home Construction	15,850,317	—	—	15,850,317
Industrial Engineering	3,535,797	—	—	3,535,797
Industrial Materials	8,883,588	—	—	8,883,588
Industrial Metals & Mining	11,858,546	—	—	11,858,546
Industrial Support Services	10,030,800	—	—	10,030,800
Industrial Transportation	13,761,170	—	—	13,761,170
Investment Banking & Brokerage Services	4,889,256	—	—	4,889,256
Leisure Goods	2,700,192	—	—	2,700,192
Life Insurance	4,067,421	—	—	4,067,421
Media	1,740,632	—	—	1,740,632
Medical Equipment & Services	10,763,164	—	—	10,763,164
Mortgage Real Estate Investment Trusts	4,552,520	—	—	4,552,520
Non-life Insurance	4,594,519	—	—	4,594,519
Non-Renewable Energy	29,499,570	—	—	29,499,570
Personal Care, Drug & Grocery Stores	13,379,510	—	—	13,379,510
Personal Goods	6,732,474	—	—	6,732,474
Pharmaceuticals & Biotechnology	—	—	— (a)	— (a)
Pharmaceuticals, Biotechnology & Marijuana Producers	15,613,320	—	4,696	15,618,016
Precious Metals & Mining	4,768,842	—	—	4,768,842
Real Estate Investment & Services	7,811,878	—	—	7,811,878
Real Estate Investment Trusts	51,788,358	—	—	51,788,358
Renewable Energy	3,625,567	—	—	3,625,567
Retailers	9,398,851	—	—	9,398,851
Software & Computer Services	20,430,573	—	—	20,430,573
Technology Hardware & Equipment	24,922,969	—	—	24,922,969
Telecommunications Equipment	16,083,737	—	—	16,083,737
Telecommunications Service Providers	11,898,273	—	—	11,898,273
Tobacco	2,783,461	—	—	2,783,461
Travel & Leisure	2,663,701	—	—	2,663,701

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Waste & Disposal Services	$1,326,397	$—	$—	$1,326,397
Total Common Stocks	472,830,322	—	4,696	472,835,018
Short-Term Investments
Investment Companies	433,856	—	—	433,856
Investment of Cash Collateral from Securities Loaned	10,610,854	—	—	10,610,854
Total Short-Term Investments	11,044,710	—	—	11,044,710
Total Investments in Securities	$483,875,032	$—	$4,696	$483,879,728
Appreciation in Other Financial Instruments
Futures Contracts	$4,539	$—	$—	$4,539

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$12,534,155	$80,506,632	$82,429,933	$—	$—	$10,610,854	10,610,854	$360,401	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	773,904	22,558,801	22,898,849	—	—	433,856	433,856	34,204	—
Total	$13,308,059	$103,065,433	$105,328,782	$—	$—	$11,044,710		$394,605	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.